Provisions for retirement benefit obligations - Breakdown of actuarial gains and losses recognized in comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for retirement benefit obligations
Demographic changes	€ (30)	€ 42	€ (27)
Changes in actuarial assumptions	(67)	383	109
Total	€ (97)	€ 425	€ 82
Discount rate	3.20%	3.70%	1.00%